Expense Example - Future of Energy Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,823
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	654
Expense Example, with Redemption, 5 Years	1,149
Expense Example, with Redemption, 10 Years	2,514
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,431
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,503
R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	891
Expense Example, with Redemption, 10 Years	1,987
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	$ 1,431